PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2021
PROPERTY, EQUIPMENT AND SOFTWARE, NET
PROPERTY, EQUIPMENT AND SOFTWARE, NET

6.       PROPERTY, EQUIPMENT AND SOFTWARE, NET

	December 31,	December 31,
	2020	2021
	RMB	RMB
Building	38,464	38,464
Computer and transmission equipment	156,991	15,757
Furniture and office equipment	54,117	36,273
Leasehold improvements	70,276	50,951
Software	75,718	64,571
Total property, equipment and software	395,566	206,016
Accumulated depreciation and amortization	248,373	103,468
Property, equipment and software, net	147,193	102,548

Depreciation and amortization expenses on property, equipment and software for the years ended December 31, 2019, 2020 and 2021 were RMB125,850, RMB91,772 and RMB43,236, respectively.